Management incentive agreement - Summary Of Movements In Share Awards (Details) - item	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
2016 Headhunter Unit Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of the period (units)	890	856	890	886
Granted during the period (units)		34		34
Forfeited during the period (units)				(30)
Outstanding at end of the period (units)	890	890	890	890
2018 Unit Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of the period (units)	341		300
Granted during the period (units)	33	300	74	300
Outstanding at end of the period (units)	374	300	374	300